Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss)	€ (245,378)	€ 17,161	€ (21,489)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic (in shares)	353,338	351,991	350,852
Weighted average shares of Class A and Class B common stock outstanding - diluted (in shares)	353,338	356,738	350,852
Net income/(loss) per share, Basic (in EUR per share)	€ (0.69)	€ 0.05	€ (0.06)
Net income/(loss) per share, Diluted (in EUR per share)	€ (0.69)	€ 0.05	€ (0.06)